HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2011
HOTEL OPERATING COSTS
14	HOTEL OPERATING COSTS

Hotel operating costs consist of the following:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Rent expense	351,945	444,731	571,351	90,779
Staff costs	203,942	233,169	317,374	50,426
Depreciation and amortization	144,417	178,279	241,020	38,294
Hotel supplies	59,392	63,888	97,452	15,484
Utilities	90,542	106,633	145,468	23,113
Laundry expense	30,837	35,663	51,967	8,257
Internet and telecommunication expense	16,777	23,109	30,206	4,799
Costs of souvenir, food and beverage	24,962	31,571	45,855	7,286
Other	48,736	65,884	92,567	14,706
Total hotel operating costs	971,550	1,182,927	1,593,260	253,144

Other mainly includes repairs and maintenance expense, staff uniform costs and traveling expense.